SIGNIFICANT ACCOUNTING POLICIES - Activity in Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Allowance for doubtful accounts	$ 35	$ 39	$ 48
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	39	48	47
Retrospective effect of application of new accounting standard	0	1	0
Provision	(2)	2	10
Write-offs	(3)	(12)	(10)
Recoveries	2	3	1
Foreign exchange and other	(1)	(3)	0
Balance, end of period	$ 35	$ 39	$ 48